                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter:

Delaware Group Cash Reserve

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2003

Item 1.  Reports to Stockholders



                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
FIXED INCOME










Semiannual Report 2004
--------------------------------------------------------------------------------
                  DELAWARE CASH RESERVE FUND












[LOGO OMITTED] POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

---------------------------------------------------------
FINANCIAL STATEMENTS:
---------------------------------------------------------
    Statement of Net Assets                             1

    Statement of Operations                             3

    Statements of Changes in Net Assets                 4

    Financial Highlights                                5

    Notes to Financial Statements                       8
---------------------------------------------------------














    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.


(C) 2003 Delaware Distributors, L.P.

Statement                                         Delaware Cash Reserve Fund
   OF NET ASSETS                                  September 30, 2003 (Unaudited)


                                               Principal          Market
                                                 Amount            Value
---------------------------------------------------------------------------
Commercial Paper- 92.87%
---------------------------------------------------------------------------
Financial Services - 67.67%
  Allianz Finance Corporation
    1.08% 11/7/03                             $10,000,000      $  9,988,900
  America Honda Finance
    1.05% 11/4/03                              10,000,000         9,990,083
  Amstel Funding Corporation
    1.04% 10/7/03                              10,000,000         9,998,267
    1.05% 10/2/03                              10,000,000         9,999,708
    1.08% 11/5/03                               5,000,000         4,994,750
  Aquinas Funding LLC
    1.13% 10/1/03                              25,000,000        25,000,000
  Barton Capital Corporation
    1.05% 11/13/03                             10,000,000         9,987,458
    1.06% 10/20/03                             10,000,000         9,994,406
  Beta Finance Inc.
    1.03% 10/10/03                             10,000,000         9,997,425
  CAFCO LLC
    1.07% 11/12/03                             10,000,000         9,987,517
  CBA (Delaware) Finance
    1.07% 10/15/03                              8,500,000         8,496,463
  Ciesco LLC
    1.06% 10/28/03                              8,050,000         8,043,600
  Eiffel Funding LLC
    1.04% 10/14/03                             10,000,000         9,996,244
    1.07% 11/4/03                              10,000,000         9,989,894
  Fleet Funding Corporation
    1.06% 10/8/03                              11,849,000        11,846,558
  Fortis Funding LLC
    1.05% 10/1/03                              10,000,000        10,000,000
  Fountain Square Commercial
    Funding Corporation
    1.07% 10/2/03                              20,000,000        19,999,406
    1.13% 10/1/03                               5,000,000         5,000,000
  Gramercy Capital Corporation
    1.03% 10/29/03                              4,750,000         4,746,010
    1.06% 10/8/03                              10,000,000         9,997,939
  Moat Funding LLC
    1.07% 10/21/03                             10,000,000         9,994,056
    1.08% 11/20/03                             10,000,000         9,985,000
  Nationwide Life Insurance Company
    1.06% 10/1/03                               5,000,000         5,000,000
    1.06% 10/8/03                              12,400,000        12,397,444
  Nordea North America Inc.
    1.045% 10/22/03                            10,000,000         9,993,904
    1.07% 10/27/03                             10,000,000         9,992,272
  Sheffield Receivables
    1.05% 10/16/03                             15,000,000        14,993,417
  Sigma Finance Inc.
    1.04% 10/6/03                               5,400,000         5,399,220
    1.07% 11/12/03                             10,000,000         9,987,517
    1.12% 10/1/03                               9,600,000         9,600,000
  Surrey Funding Corporation
    1.08% 10/20/03                              9,000,000         8,994,870
  Swiss RE Financial Products
    1.06% 10/16/03                             10,000,000         9,995,583
    1.06% 11/20/03                             10,000,000         9,985,278
  Tasmania Public Finance
    1.05% 10/2/03                              21,500,000        21,499,373
    Three Pillars Funding
    1.06% 11/10/03                             10,000,000         9,988,222
    1.07% 10/1/03                              10,000,000        10,000,000

                                               Principal          Market
                                                 Amount            Value
---------------------------------------------------------------------------
Commercial Paper (continued)
---------------------------------------------------------------------------
Financial Services (continued)
  UBS Finance LLC
    1.11% 10/1/03                             $25,000,000      $ 24,999,999
  Wal-Mart Funding Corporation
    1.05% 10/29/03                             11,000,000        10,991,017
                                                               ------------
                                                                411,851,800
                                                               ------------
Industrial - 8.66%
  BMW US Capital Corporation
    1.12% 10/1/03                              25,000,000        25,000,000
  Koch Industries Inc.
    1.10% 10/1/03                               2,685,000         2,685,000
  Total Fina Elf Capital
    1.12% 10/1/03                              25,000,000        25,000,000
                                                               ------------
                                                                 52,685,000
                                                               ------------
Mortgage Bankers & Brokers - 13.95%
  Bear Stearns
    1.05% 11/4/03                              10,000,000         9,990,083
  ING Funding LLC
    1.03% 10/8/03                              11,000,000        10,997,797
    1.06% 12/9/03                               9,000,000         8,981,715
  Morgan Stanley
    1.06% 11/4/03                              10,000,000         9,989,989
    1.07% 12/8/03                              10,000,000         9,979,789
  NBNZ International Ltd.
    1.12% 10/1/03                              25,000,000        25,000,000
  Svenska Handelsbank Inc.
    1.06% 12/8/03                              10,000,000         9,979,978
                                                               ------------
                                                                 84,919,351
                                                               ------------
Other - 2.59%
  University of California
    1.06% 11/3/03                               9,000,000         8,991,255
    1.07% 11/5/03                               6,800,000         6,792,992
                                                               ------------
                                                                 15,784,247
                                                               ------------
Total Commercial Paper
  (cost $565,240,398)                                           565,240,398
                                                               ------------
---------------------------------------------------------------------------
Certificates of Deposit- 5.18%
---------------------------------------------------------------------------
  First Tennessee Bank 1.06% 11/4/03           10,000,000        10,000,000
  Wells Fargo Bank
    1.06% 11/10/03                             10,000,000        10,000,000
    1.07% 11/4/03                              11,500,000        11,500,000
                                                               ------------
Total Certificates of Deposit
  (cost $31,500,000)                                             31,500,000
                                                               ------------
---------------------------------------------------------------------------
*Floating Rate Notes- 0.82%
---------------------------------------------------------------------------
Credit Suisse First Boston
  1.14% 10/9/03                                 5,000,000         5,000,000
                                                               ------------
Total Floating Rate Notes
  (cost $5,000,000)                                               5,000,000
                                                               ------------

Statement                                             Delaware Cash Reserve Fund
  OF NET ASSETS (CONTINUED)


Total Market Value of Securities - 98.87%
  (cost $601,740,398)**                                        $601,740,398
Receivables and Other Assets
  Net of Liabilities - 1.13%                                      6,895,256
                                                               ------------
Net Assets Applicable to 608,987,480
  Shares Outstanding - 100.00%                                 $608,635,654
                                                               ------------

Net Asset Value - Delaware Cash Reserve Class A
  ($528,778,439 / 529,078,701 Shares)                                 $1.00
                                                                      -----
Net Asset Value - Delaware Cash Reserve Class B
  ($30,139,760 / 30,162,912 Shares)                                   $1.00
                                                                      -----
Net Asset Value - Delaware Cash Reserve Class C
  ($12,529,130 / 12,535,224 Shares)                                   $1.00
                                                                      -----
Net Asset Value - Delaware Cash Reserve
  Consultant Class
  ($37,188,325 / 37,210,643 Shares)                                   $1.00
                                                                      -----


Components of Net Assets at September 30, 2003:
Shares of beneficial interest
  (unlimited authorization - no par)                           $608,987,499
Accumulated net realized loss on investments                       (351,845)
                                                               ------------
Total net assets                                               $608,635,654
                                                               ------------

 *Floating Rate Notes - the interest rate shown is the rate as of September 30, 2003 and the maturity date shown is the longer of the next interest readjustment or the date the principal amount shown can be recovered through demand.

**Also the cost for federal income tax purposes.

See accompanying notes

Statement                                         Delaware Cash Reserve Fund
  OF OPERATIONS                                   Six Months Ended September 30, 2003 (Unaudited)


Investment Income:
  Interest                                                                             $3,527,589
                                                                                       ----------

Expenses:
  Management fees                                                    $1,341,319
  Dividend disbursing and transfer agent fees and expenses            1,221,927
  Distribution expenses -- Class B                                      165,430
  Distribution expenses -- Class C                                       57,119
  Distribution expenses -- Consultant Class                              55,055
  Accounting and administration expenses                                129,000
  Reports and statements to shareholders                                 70,766
  Registration fees                                                      37,788
  Professional fees                                                      17,250
  Trustees' fees                                                         16,200
  Custodian fees                                                          6,621
  Other                                                                  80,696
                                                                    -----------
                                                                                        3,199,171
  Less expenses absorbed or waived                                                     (1,544,154)
  Less waived distribution expenses-- Class B                                             (62,457)
  Less waived distribution expenses-- Class C                                             (22,362)
  Less waived distribution expenses-- Consultant Class                                     (9,175)
  Less expenses paid indirectly                                                            (8,717)
                                                                                      -----------
  Total expenses                                                                        1,552,306
                                                                                      -----------
Net Investment Income                                                                   1,975,283
                                                                                      -----------

Net Realized Gain on Investments:
  Net realized gain on investments                                                         15,465
                                                                                      -----------

Net Increase in Net Assets Resulting from Operations                                   $1,990,748
                                                                                      ===========

See accompanying notes

Statements                                                                       Delaware Cash Reserve Fund
  OF CHANGES IN NET ASSETS


                                                                             Six Months             Year
                                                                                Ended              Ended
                                                                               9/30/03            3/31/03
                                                                             (Unaudited)
Increase (Decrease) in Net Assets from Operations:
  Net investment income                                                     $  1,975,283        $  5,223,790
  Net realized gain (loss) on investments                                         15,465            (367,310)
                                                                            ------------        ------------
  Net increase in net assets resulting from operations                         1,990,748           4,856,480
                                                                            ------------        ------------

Dividends to Shareholders from:
  Net investment income:
    Class A                                                                   (1,870,286)         (4,883,075)
    Class B                                                                      (15,205)            (53,729)
    Class C                                                                       (5,390)            (14,854)
    Consultant Class                                                             (84,402)           (272,132)
                                                                            ------------        ------------
                                                                              (1,975,283)         (5,223,790)
                                                                            ------------        ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                  278,682,327         604,018,602
    Class B                                                                    7,607,324          44,635,175
    Class C                                                                    7,167,548          13,331,678
    Consultant Class                                                          11,200,414          42,344,790

  Net asset value of shares issued upon reinvestment of dividends:
    Class A                                                                    1,857,219           4,765,752
    Class B                                                                       13,590              46,346
    Class C                                                                        5,046              13,766
    Consultant Class                                                              86,136             270,255
                                                                            ------------        ------------
                                                                             306,619,604         709,426,364
                                                                            ------------        ------------
  Cost of shares repurchased:
    Class A                                                                 (290,244,177)       (595,032,593)
    Class B                                                                  (14,507,151)        (33,375,974)
    Class C                                                                   (5,067,769)         (9,999,346)
    Consultant Class                                                         (11,128,731)        (40,176,626)
                                                                            ------------        ------------
                                                                            (320,947,828)       (678,584,539)
                                                                            ------------        ------------
Increase (decrease) in net assets derived from capital share transactions    (14,328,224)         30,841,825
                                                                            ------------        ------------
Net Increase (Decrease) in Net Assets                                        (14,312,759)         30,474,515

Net Assets:
  Beginning of period                                                        622,948,413         592,473,898
                                                                            ------------        ------------
  End of period                                                             $608,635,654        $622,948,413
                                                                            ============        =============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Cash Reserve Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                               Ended                                Ended
                                                             9/30/03(2)   3/31/03      3/31/02     3/31/01      3/31/00     3/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
Net investment income                                           0.004       0.009        0.026       0.056        0.046       0.045
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.004       0.009        0.026       0.056        0.046       0.045
                                                               ------      ------       ------      ------       ------      ------

Less dividends from:
Net investment income                                          (0.004)     (0.009)      (0.026)     (0.056)      (0.046)     (0.045)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.004)     (0.009)      (0.026)     (0.056)      (0.046)     (0.045)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(1)                                                 0.36%       0.92%        2.59%       5.75%        4.69%       4.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $528,779    $538,469     $525,032    $548,006     $566,193    $588,249
Ratio of expenses to average net assets                         0.45%       0.76%        0.92%       0.84%        0.91%       0.90%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.96%       0.99%        0.92%       0.84%        0.91%       0.90%
Ratio of net investment income to average net assets            0.71%       0.91%        2.56%       5.60%        4.59%       4.51%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      0.20%       0.68%        2.56%       5.60%        4.59%       4.51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2)  Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Cash Reserve Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                               Ended                                Ended
                                                             9/30/03(2)   3/31/03      3/31/02     3/31/01      3/31/00     3/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
Net investment income                                           0.000       0.002        0.016       0.046        0.036       0.035
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.000       0.002        0.016       0.046        0.036       0.035
                                                               ------      ------       ------      ------       ------      ------

Less dividends from:
Net investment income                                          (0.000)     (0.002)      (0.016)     (0.046)      (0.036)     (0.035)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                 0.000      (0.002)      (0.016)     (0.046)      (0.036)     (0.035)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(1)                                                 0.05%       0.16%        1.57%       4.71%        3.65%       3.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $30,140     $37,025      $25,744     $32,267      $23,349     $19,908
Ratio of expenses to average net assets                         1.07%       1.51%        1.92%       1.84%        1.91%       1.90%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.96%       1.99%        1.92%       1.84%        1.91%       1.90%
Ratio of net investment income to average net assets            0.09%       0.16%        1.56%       4.60%        3.59%       3.51%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.80%)     (0.32%)       1.56%       4.60%        3.59%       3.51%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Cash Reserve Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                               Ended                                Ended
                                                             9/30/03(2)   3/31/03      3/31/02     3/31/01      3/31/00     3/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
Net investment income                                           0.000       0.002        0.016       0.046        0.036       0.035
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.000       0.002        0.016       0.046        0.036       0.035
                                                               ------      ------       ------      ------       ------      ------

Less dividends from:
Net investment income                                          (0.000)     (0.002)      (0.016)     (0.046)      (0.036)     (0.035)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                 0.000      (0.002)      (0.016)     (0.046)      (0.036)     (0.035)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(1)                                                 0.05%       0.16%        1.57%       4.71%        3.65%       3.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $12,529     $10,424       $7,084      $6,893       $7,760     $11,134
Ratio of expenses to average net assets                         1.07%       1.51%        1.92%       1.84%        1.91%       1.90%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.96%       1.99%        1.92%       1.84%        1.91%       1.90%
Ratio of net investment income to average net assets            0.09%       0.16%        1.56%       4.60%        3.59%       3.51%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.80%)     (0.32%)       1.56%       4.60%        3.59%       3.51%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2)  Ratios have been annualized and total return has not been annualized.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Cash Reserve Fund Consultant Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months                              Year
                                                               Ended                                Ended
                                                             9/30/03(2)   3/31/03      3/31/02     3/31/01      3/31/00     3/31/99
                                                            (Unaudited)
Net asset value, beginning of period                           $1.000      $1.000       $1.000      $1.000       $1.000      $1.000

Income from investment operations:
Net investment income                                           0.002       0.007        0.023       0.054        0.043       0.043
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.002       0.007        0.023       0.054        0.043       0.043
                                                               ------      ------       ------      ------       ------      ------

Less dividends from:
Net investment income                                          (0.002)     (0.007)      (0.023)     (0.054)      (0.043)     (0.043)
                                                               ------      ------       ------      ------       ------      ------
Total dividends                                                (0.002)     (0.007)      (0.023)     (0.054)      (0.043)     (0.043)
                                                               ------      ------       ------      ------       ------      ------

Net asset value, end of period                                 $1.000      $1.000       $1.000      $1.000       $1.000      $1.000
                                                               ======      ======       ======      ======       ======      ======

Total return(1)                                                 0.23%       0.67%        2.34%       5.49%        4.43%       4.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $37,188     $37,030      $34,614     $36,783      $32,648     $42,732
Ratio of expenses to average net assets                         0.70%       1.01%        1.17%       1.09%        1.16%       1.15%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      1.26%       1.24%        1.17%       1.09%        1.16%       1.15%
Ratio of net investment income to average net assets            0.46%       0.66%        2.31%       5.35%        4.34%       4.26%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly     (0.10%)      0.43%        2.31%       5.35%        4.34%       4.26%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

(2)  Ratios have been annualized and total return has not been annualized.

See accompanying notes

Notes                                             Delaware Cash Reserve Fund
  TO FINANCIAL STATEMENTS                         September 30, 2003 (Unaudited)

Delaware Group Cash Reserve (the "Trust") is organized as a Delaware business trust and offers one series, the Delaware Cash Reserve Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Prior to May 30, 2003, Class B contingent deferred sales charge declined from 5% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $7,296 for the period ended September 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended September 30, 2003 were approximately $1,421. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements and
   Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion and 0.30% on the average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.45% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services. Prior to June 1, 2003, the monthly fee for dividend disbursing and transfer agent services was based on the number of shareholder accounts and shareholder transactions.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Class A shares. DDLP has contracted to waive distribution and service fees through May 31, 2004 in order to prevent distribution and service fees of Consultant Class shares from exceeding 0.25% of average daily net assets. Effective June 25, 2003, DDLP has elected to waive its distribution and service fees in order to prevent distribution fees of Class B and C shares from exceeding 0.50% of the average daily net assets.

At September 30, 2003, the Fund had receivables from or liabilities payable to affiliates as follows:

  Investment management fee receivable from DMC               $14,292
  Dividend disbursing, transfer agent fees,
    accounting and other expenses payable to DSC              (87,424)
  Other expenses payable to DMC and affiliates                (19,163)

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

Notes                                                 Delaware Cash Reserve Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

3. Dividend and Distribution Information
Income distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends paid during the six months ended September 30, 2003 and the year ended March 31, 2003 was as follows:

                                  Six Months        Year
                                    Ended           Ended
                                  9/30/03*         3/31/03
                                 ----------       ----------
Ordinary income                  $1,975,283       $5,223,790

*Tax information for the period ended September 30, 2003, is an estimate and the tax character of dividends may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2003, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                $ 608,987,499
  Undistributed net realized
    capital gain on investments                       15,465
  Capital loss carryforwards                        (367,310)
                                               -------------
  Net assets                                   $ 608,635,654
                                               -------------
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $367,310 in 2011.

4. Capital Shares
Transactions in capital shares were as follows:
                                                    Six Months         Year
                                                       Ended           Ended
                                                      9/30/03         3/31/03

Shares sold:
  Class A                                          278,682,327     604,018,602
  Class B                                            7,607,324      44,635,175
  Class C                                            7,167,548      13,331,678
  Consultant Class                                  11,200,414      42,344,790

Shares issued upon reinvestment of dividends:
  Class A                                            1,857,201       4,765,752
  Class B                                               13,589          46,346
  Class C                                                5,046          13,766
  Consultant Class                                      86,136         270,255
                                                  ------------    ------------
                                                   306,619,585     709,426,364
                                                  ------------    ------------
Shares repurchased:
  Class A                                         (290,244,177)   (595,032,593)
  Class B                                          (14,507,151)    (33,375,974)
  Class C                                           (5,067,769)     (9,999,346)
  Consultant Class                                 (11,128,731)    (40,176,626)
                                                  ------------    ------------
                                                  (320,947,828)   (678,584,539)
                                                  ------------    ------------
Net increase (decrease)                            (14,328,243)     30,841,825
                                                  ============    ============

For the period ended September 30, 2003 and the year ended March 31, 2003, 338,265 Class B shares were converted to 338,265 Consultant Class shares valued at $338,265 and 142,819 Class B shares were converted to 142,819 Consultant Class shares valued at $142,819, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the Statements of Changes in Net Assets.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



This semiannual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                             Affiliated Officers                         Contact Information

Jude T. Driscoll                              Joseph H. Hastings                          Investment Manager
Chairman                                      Executive Vice President and                Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                     Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                            International Affiliate
Walter P. Babich                                                                          Delaware International Advisers Ltd.
Board Chairman                                Richelle S. Maestro                         London, England
Citadel Construction Corporation              Senior Vice President,
King of Prussia, PA                           Chief Legal Officer and Secretary           National Distributor
                                              Delaware Investments Family of Funds        Delaware Distributors, L.P.
John H. Durham                                Philadelphia, PA                            Philadelphia, PA
Private Investor
Gwynedd Valley, PA                            Michael P. Bishof                           Shareholder Servicing, Dividend
                                              Senior Vice President and Treasurer         Disbursing and Transfer Agent
John A. Fry                                   Delaware Investments Family of Funds        Delaware Service Company, Inc.
President                                     Philadelphia, PA                            2005 Market Street
Franklin & Marshall College                                                               Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                          For Shareholders
Anthony D. Knerr                                                                          800 523-1918
Managing Director
Anthony Knerr & Associates                                                                For Securities Dealers and Financial
New York, NY                                                                              Institutions Representatives Only
                                                                                          800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                     Web site
National Gallery of Art                                                                   www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer         --------------------------------------------------------------------------------
MLM Partners, Inc.                            A description of the policies and procedures that the Fund uses to determine how
Minneapolis, MN                               to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Fund's website at
Janet L. Yeomans                              http://www.delawareinvestments.com; and (iii) on the Commission's website at
Vice President/Mergers & Acquisitions         http://www.sec.gov.; and beginning no later than August 31, 2004, information
3M Corporation                                (if any) regarding how the Fund voted proxies relating to portfolio securities
St. Paul, MN                                  during the most recent 12-month period ended June 30 is available without charge
                                              (i) through the Fund's website at http://www.delawareinvestments.com; and
                                              (ii) on the Commission's website at http://www.sec.gov.
                                              --------------------------------------------------------------------------------


(8333)                                                                                                     Printed in the USA
SA-008 [9/03] IVES 11/03                                                                                     J9434 EXP: 11/04


Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits

(a) (1)  Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Delaware Group Cash Reserve:

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
       -----------------------
Title: Chairman
Date:  _______________________

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  _______________________

JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  _______________________